Annual Total Returns - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Treasury Only Portfolio	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 14, 2014
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class
Bar Chart Table:
Annual Return 2015	0.01%
Annual Return 2016	0.21%
Annual Return 2017	0.75%
Annual Return 2018	1.75%
Annual Return 2019	2.09%
Annual Return 2020	0.38%
Annual Return 2021	0.01%
Annual Return 2022	1.47%
Annual Return 2023	4.92%